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July 24, 2014		Writer’s Direct Contact +1 (212) 468.8053 JBaris@mofo.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             The Victory Portfolios — Registration Statement
on Form N-14
File Nos. 333-106661, 811-4852

Ladies and Gentlemen:

On behalf of our client, The Victory Portfolios (“Registrant”), we are filing via EDGAR, Pre-Effective Amendment No. 2 to a Registration Statement on Form N-14 for the proposed reorganization of each series of Munder Series Trust (each, a “Munder Fund”) into the series identified below of the Registrant (the “Victory Funds”) as follows:

Munder Funds	Victory Funds
Munder Bond Fund	Munder Total Return Bond Fund
Munder Emerging Markets Small-Cap Fund	Munder Emerging Markets Small-Cap Fund
Munder Growth Opportunities Fund	Munder Growth Opportunities Fund
Munder Index 500 Fund	Munder Index 500 Fund
Munder Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund
Munder Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund
Munder International Fund—Core Equity	Munder International Fund—Core Equity
Munder International Small-Cap Fund	Munder International Small-Cap Fund
Munder Micro-Cap Equity Fund	Integrity Micro-Cap Equity Fund
Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund
Munder Veracity Small-Cap Value Fund	Integrity Small-Cap Value Fund

The purpose of this Pre-Effective Amendment No. 2 is to update the Registration Statement on Form N-14 to reflect the staff’s comments to the original Form N-14, which was filed with the Commission on June 11, 2014.

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

In separate correspondence, the Registrant has requested that the filing become effective on July 24, 2014 or as soon as possible thereafter, pursuant to Rule 461 under the Securities Act of 1933.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris
Jay G. Baris

cc:                                Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

John A. Danko, Citi Fund Services Ohio, Inc.

Brenda J. Fleissner, Ernst & Young LLP
Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes